REVENUES (Details - Revenue by segment) - USD ($)	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Total Sales	$ 1,231,125	$ 1,875,284
Animation [Member]
Total Sales	1,048,613	1,713,658
Web Filtering [Member]
Total Sales	182,244	161,241
Produced And Licensed Content [Member]
Total Sales
Publishing [Member]
Total Sales	$ 268	$ 385